Offerings - Offering: 1	Apr. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	36,144,595
Proposed Maximum Offering Price per Unit	4.87
Maximum Aggregate Offering Price	$ 176,024,177.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,308.94
Offering Note	The amount registered consists of (i) 26,713,638 shares of Class A common stock ("common stock") of the registrant and (ii) 9,430,957 shares of common stock issuable upon the exercise of pre-funded warrants of the registrant. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock that become issuable as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of common stock, as applicable. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of the Registrant's common stock on The Nasdaq Global Market on April 17, 2026, which was approximately $4.87 per share.